UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Series Global ex U.S. Index
Fund

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 29, 2009 to October 31, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2009	Expenses Paid During Period
Actual	.25%	$ 1,000.00	$ 976.00	$ .22A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.95	$ 1.28B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period September 29, 2009 to October 31, 2009).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2009
Japan 14.6%
United Kingdom 14.6%
France 7.2%
Canada 6.7%
Australia 5.7%
Germany 5.5%
Switzerland 5.4%
Spain 3.3%
Brazil 3.3%
Other 33.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
% of fund's net assets
Stocks, Investment Companies and Equity Futures	99.9
Short-Term Investments and Net Other Assets	0.1
Top Ten Stocks as of October 31, 2009
% of fund's net assets
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.4
Royal Dutch Shell PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3
Nestle SA (Reg.) (Switzerland, Food Products)	1.2
Banco Santander SA (Spain, Commercial Banks)	0.9
Total SA Series B (France, Oil, Gas & Consumable Fuels)	0.9
Telefonica SA (Spain, Diversified Telecommunication Services)	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.8
Petroleo Brasileiro SA Petrobras (Brazil, Oil, Gas & Consumable Fuels)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
10.3
Market Sectors as of October 31, 2009
% of fund's net assets
Financials	26.9
Energy	11.5
Materials	10.1
Industrials	9.2
Consumer Staples	8.4
Consumer Discretionary	7.4
Telecommunication Services	6.3
Information Technology	6.1
Health Care	6.0
Utilities	5.1

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 5.7%
AGL Energy Ltd.	635	$ 7,868
Alumina Ltd.	3,465	5,083
Amcor Ltd.	1,729	8,901
AMP Ltd.	2,863	15,080
Aristocrat Leisure Ltd.	556	2,219
Arrow Energy Ltd. (a)	822	2,970
Asciano Group unit (a)	3,828	5,124
ASX Ltd.	243	7,323
Australia & New Zealand Banking Group Ltd.	3,317	67,632
AXA Asia Pacific Holdings Ltd.	1,445	5,407
Bendigo & Adelaide Bank Ltd.	494	4,002
BHP Billiton Ltd.	4,772	156,454
Billabong International Ltd.	277	2,562
BlueScope Steel Ltd.	2,592	6,867
Boral Ltd.	841	4,288
Brambles Ltd.	1,994	12,567
Caltex Australia Ltd. (a)	191	1,731
CFS Retail Property Trust	2,450	4,208
Coca-Cola Amatil Ltd.	790	7,508
Cochlear Ltd.	80	4,583
Commonwealth Bank of Australia	2,160	99,784
Computershare Ltd.	631	6,124
Crown Ltd.	699	5,086
CSL Ltd.	858	24,083
CSR Ltd.	1,733	2,948
CSR Ltd. (a)(c)	303	525
DEXUS Property Group unit	6,679	4,717
Energy Resources of Australia Ltd.	94	1,941
Fortescue Metals Group Ltd. (a)	1,757	5,881
Fosters Group Ltd.	2,740	13,433
Goodman Fielder Ltd.	1,892	2,713
Goodman Group unit	8,497	4,555
Harvey Norman Holdings Ltd.	755	2,674
Incitec Pivot Ltd.	2,272	5,298
Insurance Australia Group Ltd.	2,942	9,893
John Fairfax Holdings Ltd.	3,008	4,261
Leighton Holdings Ltd.	212	6,730
Lend Lease Corp. Ltd.	617	5,113
Macquarie Group Ltd.	432	18,914
Macquarie Infrastructure Group unit	3,209	4,105
MAp Group:
unit	975	2,479
Common Stocks - continued
	Shares	Value
Australia - continued
MAp Group: - continued
unit (a)	88	$ 227
Metcash Ltd.	1,083	4,552
Mirvac Group unit	3,588	4,696
National Australia Bank Ltd.	2,728	72,054
Newcrest Mining Ltd.	688	19,770
Nufarm Ltd.	243	2,483
OneSteel Ltd.	1,885	5,116
Orica Ltd.	510	10,815
Origin Energy Ltd.	1,243	17,817
OZ Minerals Ltd. (a)	4,431	4,632
Paladin Energy Ltd. (a)	915	3,309
Perpetual Trustees Australia Ltd.	54	1,799
Qantas Airways Ltd.	1,575	3,915
QBE Insurance Group Ltd.	1,426	28,708
Rio Tinto Ltd.	620	34,356
Santos Ltd.	1,164	15,511
Sims Metal Management Ltd.	207	3,648
Sonic Healthcare Ltd.	518	6,465
SP AusNet unit	1,874	1,472
Stockland Corp. Ltd. unit	3,245	10,776
Suncorp-Metway Ltd.	1,788	13,981
Tabcorp Holdings Ltd.	864	5,510
Tattersall's Ltd.	1,728	3,825
Telstra Corp. Ltd.	6,262	18,602
The GPT Group unit	12,168	6,208
Toll Holdings Ltd.	953	7,221
Transurban Group unit	1,637	6,640
Wesfarmers Ltd.	1,430	35,671
Wesfarmers Ltd. (price protected shares)	216	5,410
Westfield Group unit	2,914	31,560
Westpac Banking Corp.	4,140	96,731
Woodside Petroleum Ltd.	706	29,604
Woolworths Ltd.	1,748	44,727
WorleyParsons Ltd.	233	5,374
TOTAL AUSTRALIA		1,126,819
Austria - 0.2%
Erste Bank AG	248	10,036
OMV AG	214	8,852
Osterreichische Elektrizitatswirtschafts AG	110	4,952
Raiffeisen International Bank-Holding AG	77	4,546
Common Stocks - continued
	Shares	Value
Austria - continued
Telekom Austria AG	459	$ 7,531
Vienna Insurance Group	55	3,107
Voestalpine AG	168	5,773
TOTAL AUSTRIA		44,797
Bailiwick of Jersey - 0.3%
Experian PLC	1,461	13,409
Petrofac Ltd.	295	4,560
Randgold Resources Ltd.	116	7,649
Shire PLC	797	14,100
WPP PLC	1,785	16,002
TOTAL BAILIWICK OF JERSEY		55,720
Belgium - 0.7%
Anheuser-Busch InBev SA NV	1,026	48,321
Belgacom SA	217	8,143
Colruyt NV	21	5,002
Compagnie Nationale A Portefeuille (CNP)	47	2,459
Delhaize Group SA	143	9,714
Dexia SA (a)	752	6,286
Fortis (a)	3,177	13,801
Groupe Bruxelles Lambert SA	115	10,162
KBC Groupe SA (a)	229	9,880
Mobistar SA	42	2,891
Solvay SA	84	8,263
UCB SA	143	6,117
Umicore SA	162	4,947
TOTAL BELGIUM		135,986
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,556
Chinese Estates Holdings Ltd.	1,000	1,714
Credicorp Ltd. (NY Shares)	96	6,627
GOME Electrical Appliances Holdings Ltd. (a)	11,000	3,222
Hopson Development Holdings Ltd.	2,000	3,500
Huabao International Holdings Ltd.	2,000	1,908
Noble Group Ltd.	2,000	3,654
NWS Holdings Ltd.	1,000	1,899
Orient Overseas International Ltd.	500	2,440
Seadrill Ltd. (a)	400	8,355
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sinofert Holdings Ltd.	2,000	$ 990
Yue Yuen Industrial (Holdings) Ltd.	1,000	2,787
TOTAL BERMUDA		40,652
Brazil - 3.3%
AES Tiete SA (PN) (non-vtg.)	100	1,127
America Latina Logistica SA unit	500	3,671
Aracruz Celulose SA (PN-B) (a)	700	1,308
B2W Companhia Global Do Varejo	100	2,899
Banco Bradesco SA (PN)	2,200	43,046
Banco do Brasil SA	500	8,009
Banco do Estado do Rio Grande do Sul SA (b)	300	1,908
Banco Santander (Brasil) SA ADR (a)	800	9,488
BM&F BOVESPA SA	1,700	10,956
Bradespar SA (PN)	300	6,158
Brasil Foods SA	500	12,057
Brasil Telecom Participacoes SA (PN)	200	2,021
Brasil Telecom SA (PN)	200	1,705
Braskem SA (PN-A) (a)	200	1,317
Centrais Electricas Brasileiras SA (Electrobras):
(ON)	300	4,274
(PN-B)	300	3,816
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	100	3,019
Companhia de Bebidas das Americas (AmBev) (PN)	200	18,164
Companhia de Concessoes Rodoviarias	200	3,934
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	200	3,861
Companhia de Transmissao de Energia Eletrica Paulista (PN)	100	2,771
Companhia Energetica de Minas Gerais (CEMIG) (PN)	500	7,850
Companhia Energetica de Sao Paulo Series A	300	3,492
Companhia Paranaense de Energia-Copel (PN B)	100	1,743
Companhia Siderurgica Nacional SA (CSN)	600	19,824
Cosan SA Industria e Comercio (a)	200	2,118
CPFL Energia SA	100	1,752
Cyrela Brazil Realty SA	300	3,807
Duratex SA	300	2,078
Eletropaulo Metropolitana SA (PN-B)	100	1,887
Embraer - Empresa Brasileira de Aeronautica SA	700	3,569
Energias do Brasil SA	100	1,605
Fertilizantes Fosfatados SA (PN) (a)	100	965
Gerdau SA	100	1,144
Gerdau SA (PN)	900	13,567
Common Stocks - continued
	Shares	Value
Brazil - continued
GVT Holding SA (a)	100	$ 2,870
Itau Unibanco Banco Multiplo SA	2,900	55,178
Itausa-Investimentos Itau S.A. (PN)	3,200	18,297
JBS SA	500	2,759
Klabin SA (PN) (non-vtg.)	600	1,431
Lojas Americanas SA (PN)	500	3,262
Marfrig Alimentos SA (a)	200	2,288
Metalurgica Gerdau SA (PN)	400	7,347
MRV Engenharia e Participacoes SA	100	1,879
Natura Cosmeticos SA	200	3,595
Net Servicos de Comunicacao SA (PN) (a)	300	3,698
Petroleo Brasileiro SA - Petrobras:
(ON)	3,200	73,586
(PN) (non-vtg.)	4,500	89,223
Porto Seguro SA	100	1,056
Redecard SA	500	7,342
Souza Cruz Industria Comerico	100	3,550
Suzano Bahia Sul Papel e Celulose SA	200	1,739
Tele Norte Leste Participacoes SA:
(ON)	100	2,254
(PN)	400	7,608
TIM Participacoes SA	900	2,131
Tractebel Energia SA	200	2,442
Ultrapar Participacoes SA	100	4,381
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	200	4,917
(PN-A) (non-vtg.)	400	10,447
Vale SA	2,000	50,818
Vale SA (PN-A)	3,000	67,539
VisaNet Brasil	900	8,284
Vivo Participacoes SA (PN)	200	4,869
Votorantim Celulose e Papel SA (a)	100	1,370
TOTAL BRAZIL		657,070
Canada - 6.7%
Agnico-Eagle Mines Ltd. (Canada)	221	11,756
Agrium, Inc.	223	10,367
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	180	3,157
ARC Energy Trust unit	162	2,919
Astral Media, Inc. Class A (non-vtg.)	68	2,012
Bank of Montreal	775	35,828
Bank of Nova Scotia	1,411	58,963
Common Stocks - continued
	Shares	Value
Canada - continued
Barrick Gold Corp.	1,378	$ 49,579
BCE, Inc.	361	8,631
Biovail Corp.	202	2,724
Bombardier, Inc. Class B (sub. vtg.)	2,044	8,287
Brookfield Asset Management, Inc. Class A	691	14,575
Brookfield Properties Corp.	346	3,595
CAE, Inc.	362	2,818
Cameco Corp.	558	15,542
Canadian Imperial Bank of Commerce	543	31,090
Canadian National Railway Co.	666	32,167
Canadian Natural Resources Ltd.	771	49,997
Canadian Oil Sands Trust	336	9,054
Canadian Pacific Railway Ltd.	239	10,351
Canadian Tire Ltd. Class A (non-vtg.)	111	5,606
Canadian Utilities Ltd. Class A (non-vtg.)	119	4,234
CGI Group, Inc. Class A (sub. vtg.) (a)	390	4,761
CI Financial Corp.	230	4,055
Crescent Point Energy Corp.	207	7,035
Eldorado Gold Corp. (a)	539	6,003
Empire Co. Ltd. Class A (non-vtg.)	41	1,628
Enbridge, Inc.	506	19,668
EnCana Corp.	1,067	59,122
Enerplus Resources Fund Series G	245	5,340
Ensign Energy Services, Inc.	184	2,637
Fairfax Financial Holdings Ltd. (sub. vtg.)	28	10,009
Finning International, Inc.	242	3,567
First Quantum Minerals Ltd.	111	7,588
Fortis, Inc.	241	5,631
Franco-Nevada Corp.	157	3,900
George Weston Ltd.	73	3,719
Gerdau AmeriSteel Corp.	216	1,468
Gildan Activewear, Inc. (a)	163	2,869
Goldcorp, Inc.	1,039	38,169
Great-West Lifeco, Inc.	403	8,820
Groupe Aeroplan, Inc.	284	2,429
Husky Energy, Inc.	363	9,554
IAMGOLD Corp.	493	6,533
IGM Financial, Inc.	168	5,981
Imperial Oil Ltd.	423	15,899
Industrial Alliance Life Insurance Co.	114	2,925
Inmet Mining Corp.	72	3,813
Intact Financial Corp.	119	3,616
Common Stocks - continued
	Shares	Value
Canada - continued
Ivanhoe Mines Ltd. (a)	349	$ 3,758
Kinross Gold Corp.	988	18,339
Loblaw Companies Ltd.	156	4,302
Magna International, Inc. Class A (sub. vtg.)	151	5,956
Manitoba Telecom Services, Inc.	29	841
Manulife Financial Corp.	2,290	42,930
Metro, Inc. Class A (sub. vtg.)	158	4,925
National Bank of Canada	228	11,873
Nexen, Inc.	667	14,340
Niko Resources Ltd.	63	5,097
Onex Corp. (sub. vtg.)	139	3,133
Open Text Corp. (a)	79	2,947
Pan American Silver Corp. (a)	117	2,448
Penn West Energy Trust	589	9,764
PetroBakken Energy Ltd. Class A	100	2,883
Potash Corp. of Saskatchewan, Inc.	420	39,139
Power Corp. of Canada (sub. vtg.)	493	11,610
Power Financial Corp.	351	8,826
Progress Energy Resources Corp.	221	2,825
Provident Energy Trust	370	2,303
Research In Motion Ltd. (a)	726	42,638
RioCan (REIT)	155	2,625
Ritchie Brothers Auctioneers, Inc.	141	3,103
Rogers Communications, Inc. Class B (non-vtg.)	707	20,730
Royal Bank of Canada	1,998	101,113
Saputo, Inc.	205	4,917
Shaw Communications, Inc. Class B	493	8,764
Sherritt International Corp.	417	2,673
Shoppers Drug Mart Corp.	294	11,672
Silver Wheaton Corp. (a)	409	5,137
Sino-Forest Corp. (a)	307	4,318
SNC-Lavalin Group, Inc.	215	8,687
Sun Life Financial, Inc.	796	22,001
Suncor Energy, Inc.	2,215	73,475
Talisman Energy, Inc.	1,449	24,702
Teck Resources Ltd. Class B (sub. vtg.) (a)	700	20,305
TELUS Corp.	82	2,574
TELUS Corp. (non-vtg.)	203	6,046
Thomson Reuters Corp.	531	16,879
TMX Group, Inc.	104	2,785
Toronto-Dominion Bank	1,212	69,036
TransAlta Corp.	281	5,239
Common Stocks - continued
	Shares	Value
Canada - continued
TransCanada Corp.	953	$ 29,184
Trican Well Service Ltd.	178	2,081
Vermilion Energy Trust	49	1,318
Viterra, Inc. (a)	330	3,139
Yamana Gold, Inc.	1,043	11,058
Yellow Pages Income Fund	358	1,772
TOTAL CANADA		1,326,201
Cayman Islands - 0.3%
Agile Property Holdings Ltd.	2,000	2,560
Alibaba.com Ltd.	2,000	4,608
Belle International Holdings Ltd.	5,000	5,048
Chaoda Modern Agriculture (Holdings) Ltd.	4,000	3,091
China Dongxiang Group Co. Ltd.	3,000	1,833
China High Speed Transmission Equipment Group Co. Ltd.	1,000	2,006
China Zhongwang Holdings Ltd.	2,400	2,247
Country Garden Holdings Co. Ltd.	6,000	2,301
Foxconn International Holdings Ltd. (a)	3,000	2,635
Geely Automobile Holdings Ltd.	5,000	1,808
Hengan International Group Co. Ltd.	1,000	6,437
Hidili Industry International Development Ltd. (a)	1,000	1,023
Kingboard Chemical Holdings Ltd.	1,000	4,025
Renhe Commercial Holdings Co. Ltd.	10,000	1,924
Shimao Property Holdings Ltd.	2,500	4,644
Shui On Land Ltd.	4,000	2,425
SOHO China Ltd.	3,000	1,612
Want Want China Holdings Ltd.	4,000	2,350
TOTAL CAYMAN ISLANDS		52,577
Chile - 0.3%
Banco Santander Chile	60,000	3,051
CAP SA	110	2,859
Cencosud SA	1,500	4,661
Colbun SA	10,000	2,354
Compania Cervecerias Unidas SA	300	2,116
Compania de Petroleos de Chile SA (COPEC)	650	8,692
Empresa Nacional de Electricidad SA	4,600	7,070
Empresa Nacional de Telecomunicaciones SA (ENTEL)	150	1,995
Empresas CMPC SA	140	5,010
Enersis SA	20,000	7,104
Lan Airlines SA	200	2,686
Common Stocks - continued
	Shares	Value
Chile - continued
SACI Falabella	500	$ 2,373
Sociedad Quimica y Minera de Chile SA (PN-B)	130	4,774
TOTAL CHILE		54,745
China - 2.4%
Air China Ltd. (H Shares) (a)	4,000	2,165
Aluminum Corp. of China Ltd. (H Shares)	6,000	6,536
Angang Steel Co. Ltd. (H Shares)	2,000	3,687
Bank of China (H Shares)	81,000	46,989
Bank of Communications Co. Ltd. (H Shares)	8,000	9,566
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	2,000	1,345
BYD Co. Ltd. (H Shares) (a)	500	4,578
China BlueChemical Ltd. (H shares)	2,000	1,064
China Citic Bank Corp. Ltd. Class H	7,000	5,240
China Coal Energy Co. Ltd. (H Shares)	5,000	6,956
China Communications Construction Co. Ltd. (H Shares)	6,000	6,451
China Communications Services Corp. Ltd. (H Shares)	2,000	1,035
China Construction Bank Corp. (H Shares)	64,000	55,178
China Cosco Holdings Co. Ltd. (H Shares)	3,500	4,314
China International Marine Containers Co. Ltd. (B Shares)	1,000	997
China Life Insurance Co. Ltd. (H Shares)	11,000	50,578
China Mengniu Dairy Co. Ltd. (a)	2,000	5,604
China Merchants Bank Co. Ltd. (H Shares)	5,000	12,792
China National Building Materials Co. Ltd. (H Shares)	2,000	4,294
China Oilfield Services Ltd. (H Shares)	2,000	2,161
China Petroleum & Chemical Corp. (H Shares)	22,000	18,658
China Railway Construction Corp. Ltd. (H Shares)	2,500	3,314
China Railway Group Ltd. (a)	5,000	3,936
China Resources Land Ltd.	2,000	4,828
China Shenhua Energy Co. Ltd. (H Shares)	4,500	20,188
China Shipping Container Lines Co. Ltd. (H Shares) (a)	5,000	1,789
China Shipping Development Co. Ltd. (H Shares)	2,000	2,807
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	3,000	1,664
China Telecom Corp. Ltd. (H Shares)	20,000	8,840
China Vanke Co. Ltd. (B Shares)	1,700	2,103
China Yurun Food Group Ltd.	2,000	4,111
Datang International Power Generation Co. Ltd.	4,000	1,894
Dongfang Electric Corp. Ltd.	200	994
Dongfeng Motor Group Co. Ltd. (H Shares)	4,000	4,756
Guangshen Railway Co. Ltd. (H Shares)	2,000	813
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,200	2,249
Huaneng Power International, Inc. (H Shares)	4,000	2,553
Common Stocks - continued
	Shares	Value
China - continued
Industrial & Commercial Bank of China Ltd. (H Shares)	65,000	$ 51,716
Inner Mongolia Yitai Coal Co. Ltd. Class B	400	2,565
Jiangsu Expressway Co. Ltd. (H Shares)	2,000	1,779
Jiangxi Copper Co. Ltd. (H Shares)	2,000	4,532
Li Ning Co. Ltd.	1,000	2,713
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	2,000	1,204
Metallurgical Corp. of China Ltd. (H Shares)	4,000	2,642
Parkson Retail Group Ltd.	1,500	2,429
PetroChina Co. Ltd. (H Shares)	30,000	36,099
PICC Property & Casualty Co. Ltd. (H Shares) (a)	4,000	2,946
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	2,000	17,528
Shanghai Electric Group Co. Ltd. (H Shares)	4,000	1,884
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	600	1,120
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	1,200	993
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	4,000	1,603
Tencent Holdings Ltd.	1,300	22,637
Yantai Changyu Pioneer Wine Co. (B Shares)	300	2,205
Yanzhou Coal Mining Co. Ltd. (H Shares)	2,000	3,092
Zhejiang Expressway Co. Ltd. (H Shares)	2,000	1,701
Zijin Mining Group Co. Ltd. (H Shares)	6,000	5,808
ZTE Corp. (H Shares)	400	2,217
TOTAL CHINA		486,440
Colombia - 0.1%
BanColombia SA	326	3,185
BanColombia SA (PN)	397	3,918
Cementos Argos SA	407	2,039
Ecopetrol SA	5,774	7,376
Interconexion Electrica SA	530	3,085
Inversiones Argos SA	413	3,141
Suramericana de Inversiones SA	300	3,382
TOTAL COLOMBIA		26,126
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	792	6,352
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	230	11,466
Komercni Banka AS	22	4,376
Telefonica O2 Czech Republic AS	160	3,785
TOTAL CZECH REPUBLIC		19,627
Common Stocks - continued
	Shares	Value
Denmark - 0.6%
A.P. Moller - Maersk AS:
Series A	1	$ 6,703
Series B	2	13,761
Carlsberg AS Series B	152	10,729
Coloplast AS Series B	32	2,622
Danske Bank AS (a)	646	14,976
DSV de Sammensluttede Vognmaend AS (a)	297	4,657
H. Lundbeck AS	84	1,632
Novo Nordisk AS Series B	637	39,672
Novozymes AS Series B	66	6,074
Topdanmark AS (a)	20	2,891
Trygvesta AS	34	2,460
Vestas Wind Systems AS (a)	290	20,555
William Demant Holding AS (a)	34	2,430
TOTAL DENMARK		129,162
Egypt - 0.1%
Al Ezz Dekheila Steel Co.- Alexandria SAE	5	737
Commercial International Bank Ltd.	348	3,621
EFG-Hermes Holding SAE	323	1,904
Egyptian Co. for Mobile Services (MobiNil)	42	1,619
Egyptian Kuwaiti Holding	848	2,010
El Ezz Steel Rebars SAE	299	878
El Sewedy Cables Holding Co.	53	712
Orascom Construction Industries SAE	122	5,796
Orascom Telecom Holding SAE	636	4,311
Sidi Kerir Petrochemcials Co.	360	772
Talaat Moustafa Group Holding (a)	645	860
Telecom Egypt SAE	470	1,528
TOTAL EGYPT		24,748
Finland - 0.8%
Elisa Corp. (A Shares)	189	3,668
Fortum Corp.	632	15,001
Kesko Oyj	94	3,137
Kone Oyj (B Shares)	219	8,202
Metso Corp.	181	5,074
Neste Oil Oyj	182	3,230
Nokia Corp.	5,325	67,257
Nokian Tyres PLC	151	3,231
Orion Oyj (B Shares)	126	2,397
Outokumpu Oyj (A Shares)	168	2,791
Common Stocks - continued
	Shares	Value
Finland - continued
Pohjola Bank PLC (A Shares)	196	$ 2,186
Rautaruukki Oyj (K Shares)	119	2,438
Sampo OYJ (A Shares)	598	14,361
Sanoma-WSOY Oyj	114	2,110
Stora Enso Oyj (R Shares)	827	6,280
UPM-Kymmene Corp.	740	8,908
Wartsila Corp.	119	4,324
TOTAL FINLAND		154,595
France - 7.2%
Accor SA	204	9,809
Aeroports de Paris	42	3,197
Air France KLM (Reg.) (a)	191	2,940
Alcatel-Lucent SA (a)	3,291	12,324
Alstom SA	287	19,987
Atos Origin SA (a)	64	3,008
AXA SA	2,228	55,407
BIC SA	38	2,644
bioMerieux SA	19	2,114
BNP Paribas SA	1,307	98,955
Bouygues SA	317	14,997
Bureau Veritas SA	69	3,808
Cap Gemini SA	207	9,629
Carrefour SA	902	38,851
Casino Guichard Perrachon et Compagnie	78	6,219
Christian Dior SA	91	9,103
CNP Assurances	53	5,130
Compagnie de St. Gobain	523	25,632
Compagnie Generale de Geophysique SA (a)	204	4,054
Credit Agricole SA	1,267	24,434
Danone	782	47,129
Dassault Systemes SA	92	5,323
Eiffage SA	58	3,170
Electricite de France	337	18,845
Eramet SA	8	2,507
Essilor International SA	285	16,000
Eurazeo SA	39	2,461
Eutelsat Communications	140	4,460
Fonciere Des Regions	33	3,645
France Telecom SA	2,604	64,520
GDF Suez	1,716	71,980
Gecina SA	27	2,883
Common Stocks - continued
	Shares	Value
France - continued
Hermes International SA	75	$ 10,462
ICADE	28	2,953
Iliad Group SA	23	2,494
Imerys	48	2,642
Ipsen SA	35	1,786
JC Decaux SA (a)	94	1,905
Klepierre SA	129	5,358
L'Air Liquide SA	355	38,344
L'Oreal SA	340	34,858
Lafarge SA (Bearer)	284	23,174
Lagardere S.C.A. (Reg.)	168	7,616
Legrand SA	149	4,056
LVMH Moet Hennessy - Louis Vuitton	349	36,284
M6 Metropole Television SA	91	2,198
Michelin CGDE Series B	206	15,324
Natixis SA (a)	1,240	7,007
Neopost SA	44	3,860
PagesJaunes Groupe SA	180	2,210
Pernod Ricard SA	276	23,065
Peugeot Citroen SA (a)	216	7,074
PPR SA	108	11,818
Publicis Groupe SA	167	6,365
Renault SA (a)	263	11,843
Safran SA	266	4,306
Sanofi-Aventis	1,497	109,726
Schneider Electric SA	332	34,692
SCOR SE	236	6,017
Societe Des Autoroutes Paris-Rhin-Rhone	32	2,409
Societe Generale Series A	810	54,091
Sodexo SA	135	7,730
Suez Environnement SA	382	8,508
Technip SA	148	9,328
Television Francaise 1 SA	166	2,615
Thales SA	127	6,171
Total SA Series B	3,036	181,663
Unibail-Rodamco	116	25,767
Vallourec SA	76	12,045
Veolia Environnement	538	17,635
VINCI SA	601	31,511
Vivendi	1,666	46,372
TOTAL FRANCE		1,418,447
Common Stocks - continued
	Shares	Value
Germany - 5.3%
adidas AG	275	$ 12,747
Allianz AG (Reg.)	644	73,094
BASF AG	1,313	70,523
Bayer AG	1,087	75,548
Bayerische Motoren Werke AG (BMW)	471	23,077
Beiersdorf AG	125	7,707
Celesio AG	121	3,007
Commerzbank AG (a)	1,008	10,532
Daimler AG (Reg.)	1,282	61,831
Deutsche Bank AG	842	60,312
Deutsche Boerse AG	277	22,468
Deutsche Lufthansa AG (Reg.)	324	5,006
Deutsche Post AG	1,203	20,349
Deutsche Postbank AG (a)	124	3,848
Deutsche Telekom AG (Reg.)	4,032	54,593
E.ON AG	2,703	103,776
Fraport AG Frankfurt Airport Services Worldwide	52	2,449
Fresenius Medical Care AG & Co. KGaA	272	13,189
Fresenius SE	40	1,993
GEA Group AG	222	4,191
Hamburger Hafen und Logistik AG	34	1,326
Hannover Rueckversicherungs AG (a)	86	3,878
HeidelbergCement AG	200	11,987
Henkel AG & Co. KGaA	185	7,252
Hochtief AG	60	4,530
Infineon Technologies AG (a)	1,539	6,879
K&S AG	211	11,544
Linde AG	216	22,692
MAN SE	150	12,357
Merck KGaA	92	8,652
Metro AG	161	8,946
Munich Re Group (Reg.)	294	46,569
Puma AG	7	2,140
RWE AG	595	52,272
Salzgitter AG	55	4,956
SAP AG	1,220	55,229
Siemens AG (Reg.)	1,170	105,323
SolarWorld AG	119	2,578
Suedzucker AG (Bearer)	94	1,945
Thyssenkrupp AG	476	15,340
TUI AG (a)	198	1,374
TUI AG rights 11/11/09 (a)	198	0
Common Stocks - continued
	Shares	Value
Germany - continued
United Internet AG (a)	178	$ 2,321
Volkswagen AG	126	20,514
Wacker Chemie AG	22	3,169
TOTAL GERMANY		1,044,013
Greece - 0.4%
Alpha Bank AE (a)	510	9,974
Coca-Cola Hellenic Bottling Co. SA	260	6,849
EFG Eurobank Ergasias SA	460	7,378
Greek Organization of Football Prognostics SA	319	8,168
Hellenic Petroleum SA	129	1,576
Hellenic Telecommunications Organization SA	349	5,906
Marfin Financial Group Holdings SA	902	3,637
National Bank of Greece SA (a)	863	32,117
Piraeus Bank SA	431	7,516
Public Power Corp. of Greece (a)	165	3,387
Titan Cement Co. SA (Reg.)	82	2,859
TOTAL GREECE		89,367
Hong Kong - 2.7%
ASM Pacific Technology Ltd.	300	2,332
Bank of East Asia Ltd.	2,000	7,016
Beijing Enterprises Holdings Ltd.	500	2,993
BOC Hong Kong Holdings Ltd.	5,500	12,661
Cathay Pacific Airways Ltd.	2,000	3,241
Cheung Kong Holdings Ltd.	2,000	25,383
China Agri-Industries Holding Ltd.	2,000	1,918
China Everbright Ltd.	2,000	4,715
China Insurance International Holdings Co. Ltd. (a)	1,000	3,525
China Merchant Holdings International Co. Ltd.	2,000	6,379
China Mobile (Hong Kong) Ltd.	8,500	79,685
China Overseas Land & Investment Ltd.	6,000	12,936
China Resources Enterprise Ltd.	2,000	6,655
China Resources Power Holdings Co. Ltd.	2,000	4,143
China Travel International Investment HK Ltd.	4,000	817
China Unicom (Hong Kong) Ltd.	8,000	10,172
Citic Pacific Ltd.	2,000	5,154
CLP Holdings Ltd.	3,000	20,107
CNOOC Ltd.	25,000	37,442
Cosco Pacific Ltd.	2,000	2,763
Denway Motors Ltd.	6,000	2,872
Esprit Holdings Ltd.	1,600	10,651
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Fosun International Ltd.	2,500	$ 1,693
Franshion Properties China Ltd.	4,000	1,118
Fushan International Energy Group Ltd.	4,000	3,081
Guangdong Investment Ltd.	4,000	2,090
Hang Lung Group Ltd.	1,000	5,013
Hang Lung Properties Ltd.	3,000	11,338
Hang Seng Bank Ltd.	1,100	15,540
Henderson Land Development Co. Ltd.	2,000	14,140
Hong Kong & China Gas Co. Ltd.	6,000	14,436
Hong Kong Electric Holdings Ltd.	2,000	10,696
Hong Kong Exchange & Clearing Ltd.	1,500	26,405
Hopewell Holdings Ltd.	1,000	3,146
Hutchison Whampoa Ltd.	3,000	21,057
Hysan Development Co. Ltd.	1,000	2,953
Kerry Properties Ltd.	1,000	5,576
Lenovo Group Ltd.	6,000	3,341
Li & Fung Ltd.	4,000	16,636
Lifestyle International Holdings Ltd.	1,000	1,607
Link (REIT)	3,000	6,756
Mongolia Energy Corp. Ltd. (a)	4,000	1,681
MTR Corp. Ltd.	2,000	7,084
New World Development Co. Ltd.	4,000	8,610
PCCW Ltd.	5,000	1,228
Shanghai Industrial Holdings Ltd. (H Shares)	1,000	4,698
Shangri-La Asia Ltd.	2,000	3,847
Sino Land Co.	2,000	3,804
Sino-Ocean Land Holdings Ltd.	4,500	4,376
Sinotruk Hong Kong Ltd.	1,000	1,189
Sun Hung Kai Properties Ltd.	2,000	30,302
Swire Pacific Ltd. (A Shares)	1,000	12,187
Tingyi (Cayman Island) Holding Corp.	2,000	4,463
Wharf Holdings Ltd.	2,000	10,807
Wheelock and Co. Ltd.	1,000	3,213
Wing Hang Bank Ltd.	500	4,851
TOTAL HONG KONG		532,522
Hungary - 0.1%
Magyar Telekom PLC	665	2,888
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	74	6,254
OTP Bank Ltd. (a)	398	11,360
Richter Gedeon Ltd.	20	4,188
TOTAL HUNGARY		24,690
Common Stocks - continued
	Shares	Value
India - 1.5%
Ambuja Cements Ltd.	900	$ 1,691
Axis Bank Ltd.	310	5,906
Bajaj Auto Ltd.	70	2,052
Bharat Heavy Electricals Ltd.	170	7,957
Bharat Petroleum Corp. Ltd.	200	2,175
Cairn India Ltd. (a)	850	4,711
Cipla Ltd.	454	2,751
DLF Ltd.	600	4,670
Dr. Reddy's Laboratories Ltd.	181	3,879
GAIL India Ltd.	506	3,727
GMR Infrastructure Ltd. (a)	862	1,115
Grasim Industries Ltd.	30	1,397
HCL Technologies Ltd.	250	1,607
HDFC Bank Ltd.	390	13,293
Hero Honda Motors Ltd.	109	3,603
Hindalco Industries Ltd.	900	2,302
Hindustan Unilever Ltd.	1,250	7,480
Housing Development Finance Corp. Ltd.	300	16,801
ICICI Bank Ltd.	1,100	18,181
Indiabulls Real Estate Ltd. (a)	430	2,251
Infosys Technologies Ltd.	645	29,980
Infrastructure Development Finance Co. Ltd.	861	2,660
ITC Ltd.	1,550	8,353
Jaiprakash Associates Ltd.	848	3,738
Jindal Steel & Power Ltd.	565	7,619
JSW Steel Ltd.	109	1,728
Kotak Mahindra Bank Ltd.	199	2,974
Larsen & Toubro Ltd.	280	9,250
Mahindra & Mahindra Ltd.	190	3,680
Maruti Suzuki India Ltd.	103	3,047
NTPC Ltd.	1,150	5,166
Oil & Natural Gas Corp. Ltd.	410	9,778
Power Grid Corp. of India Ltd.	700	1,537
Ranbaxy Laboratories Ltd. (a)	180	1,484
Reliance Capital Ltd.	150	2,352
Reliance Communication Ltd.	900	3,320
Reliance Industries Ltd.	950	38,468
Reliance Infrastructure Ltd.	157	3,477
Reliance Natural Resource Ltd. (a)	1,139	1,529
Satyam Computer Services Ltd.	700	1,514
Sesa Goa Ltd.	561	3,566
Siemens India Ltd.	130	1,408
Common Stocks - continued
	Shares	Value
India - continued
State Bank of India	90	$ 4,156
Steel Authority of India Ltd.	600	2,070
Sterlite Industries (India) Ltd.	530	8,567
Sun Pharmaceutical Industries Ltd.	100	2,912
Tata Consultancy Services Ltd.	646	8,596
Tata Motors Ltd.	238	2,820
Tata Power Co. Ltd.	132	3,714
Tata Steel Ltd.	250	2,473
Unitech Ltd.	1,600	2,744
United Phosphorous Ltd.	332	1,003
United Spirits Ltd.	110	2,475
Wipro Ltd.	413	5,268
Zee Entertainment Enterprises Ltd.	270	1,310
TOTAL INDIA		302,285
Indonesia - 0.4%
PT Aneka Tambang Tbk	5,000	1,162
PT Astra Agro Lestari Tbk	500	1,110
PT Astra International Tbk	3,000	9,652
PT Bank Central Asia Tbk	17,500	8,241
PT Bank Danamon Indonesia Tbk Series A	4,000	1,866
PT Bank Mandiri Persero Tbk	10,500	5,038
PT Bank Rakyat Indonesia Tbk	8,000	5,822
PT Bumi Resources Tbk	25,000	6,018
PT Indocement Tunggal Prakarsa Tbk	2,000	2,277
PT Indofood Sukses Makmur Tbk	6,500	2,054
PT Indosat Tbk	2,000	1,062
PT International Nickel Indonesia Tbk (a)	3,000	1,243
PT Lippo Karawaci Tbk (a)	14,500	981
PT Perusahaan Gas Negara Tbk Series B	17,000	6,325
PT Semen Gresik Tbk	2,500	1,767
PT Tambang Batubbara Bukit Asam Tbk	1,000	1,558
PT Telkomunikasi Indonesia Tbk Series B	14,500	12,486
PT Unilever Indonesia Tbk	2,000	2,092
PT United Tractors Tbk	2,000	3,067
TOTAL INDONESIA		73,821
Ireland - 0.2%
CRH PLC	984	24,108
Elan Corp. PLC (a)	705	3,745
Common Stocks - continued
	Shares	Value
Ireland - continued
Kerry Group PLC Class A	199	$ 5,901
Ryanair Holdings PLC (a)	524	2,275
TOTAL IRELAND		36,029
Isle of Man - 0.0%
Genting International PLC (a)	7,000	5,346
Israel - 0.6%
Bank Hapoalim BM (Reg.) (a)	1,405	5,187
Bank Leumi le-Israel BM (a)	1,675	6,617
Bezeq Israeli Telecommunication Corp. Ltd.	1,677	3,752
Cellcom Israel Ltd.	69	2,076
Check Point Software Technologies Ltd. (a)	239	7,426
Delek Group Ltd.	6	994
Discount Investment Corp. Ltd.	36	850
Elbit Systems Ltd.	30	1,823
Israel Chemicals Ltd.	719	8,561
Israel Corp. Ltd. (Class A) (a)	3	2,085
Israel Discount Bank Ltd. (Class A)	692	1,338
Makhteshim-Agan Industries	369	1,763
Mizrahi Tefahot Bank Ltd. (a)	173	1,419
Nice Systems Ltd. (a)	86	2,692
Ormat Industries Ltd.	91	799
Partner Communications Co. Ltd.	108	2,057
Teva Pharmaceutical Industries Ltd.	1,267	63,110
TOTAL ISRAEL		112,549
Italy - 2.4%
A2A SpA	1,550	2,867
ACEA SpA	105	1,231
Assicurazioni Generali SpA	1,703	43,004
Atlantia SpA	366	8,671
Autogrill SpA (a)	147	1,659
Banca Carige SpA	918	2,595
Banca Monte dei Paschi di Siena SpA	3,123	5,947
Banca Popolare di Milano	559	4,171
Banco Popolare Societa Cooperativa (a)	910	7,941
Enel SpA	9,366	55,888
ENI SpA	3,704	91,730
EXOR SpA	102	2,022
Fiat SpA (a)	1,087	16,252
Finmeccanica SpA	576	9,697
Fondiaria-Sai SpA	88	1,610
Common Stocks - continued
	Shares	Value
Italy - continued
Intesa Sanpaolo SpA	10,955	$ 46,347
Italcementi SpA	100	1,444
Lottomatica SpA	66	1,410
Luxottica Group SpA	165	4,016
Mediaset SpA	1,007	6,561
Mediobanca SpA	674	8,614
Mediolanum SpA	309	1,967
Parmalat SpA	2,415	6,706
Pirelli & C SpA (a)	3,704	2,088
Prysmian SpA	141	2,488
Saipem SpA	377	11,173
Saras Raffinerie Sarde SpA	401	1,306
Snam Rete Gas SpA	2,131	10,348
Telecom Italia SpA	14,261	22,654
Terna SpA	1,844	7,320
UniCredit SpA	20,253	68,250
Unione di Banche Italiane SCPA	818	11,718
Unipol Gruppo Finanziario SpA (a)	1,046	1,521
TOTAL ITALY		471,216
Japan - 14.6%
ABC-Mart, Inc.	100	2,898
ACOM Co. Ltd.	60	767
Advantest Corp.	200	4,418
Aeon Co. Ltd.	900	8,028
Aeon Credit Service Co. Ltd.	100	963
Aeon Mall Co. Ltd.	100	2,096
Aioi Insurance Co. Ltd.	1,000	4,403
Aisin Seiki Co. Ltd.	300	7,628
Ajinomoto Co., Inc.	1,000	9,386
Alfresa Holdings Corp.	100	4,324
All Nippon Airways Co. Ltd.	1,000	2,790
Aozora Bank Ltd. (a)	1,000	1,182
Asahi Breweries Ltd.	600	10,608
Asahi Glass Co. Ltd.	1,000	8,425
Asahi Kasei Corp.	2,000	9,911
Astellas Pharma, Inc.	600	22,096
Bank of Yokohama Ltd.	2,000	9,821
Benesse Corp.	100	4,410
Bridgestone Corp.	900	14,842
Brother Industries Ltd.	300	3,416
Canon Marketing Japan, Inc.	100	1,620
Common Stocks - continued
	Shares	Value
Japan - continued
Canon, Inc.	1,500	$ 56,557
Casio Computer Co. Ltd.	300	2,201
Central Japan Railway Co.	2	13,325
Chiba Bank Ltd.	1,000	6,167
Chubu Electric Power Co., Inc.	900	20,095
Chugai Pharmaceutical Co. Ltd.	300	5,869
Chugokun Electric Power Co.	400	8,095
Chuo Mitsui Trust Holdings, Inc.	1,000	3,701
Citizen Holdings Co. Ltd.	400	2,251
Coca-Cola West Co. Ltd.	100	1,858
Cosmo Oil Co. Ltd.	1,000	2,627
Credit Saison Co. Ltd.	200	2,236
Dai Nippon Printing Co. Ltd.	1,000	12,530
Daiichi Sankyo Kabushiki Kaisha	1,000	19,537
Daikin Industries Ltd.	300	10,169
Dainippon Sumitomo Pharma Co. Ltd.	200	2,079
Daito Trust Construction Co.	100	4,157
Daiwa House Industry Co. Ltd.	1,000	10,684
Daiwa Securities Group, Inc.	2,000	10,527
Denki Kagaku Kogyo KK	1,000	3,669
Denso Corp.	700	19,127
Dentsu, Inc.	200	4,285
Dic Corp.	1,000	1,637
East Japan Railway Co.	500	32,021
Eisai Co. Ltd.	400	14,205
Electric Power Development Co. Ltd.	200	6,167
Elpida Memory, Inc. (a)	300	3,920
FamilyMart Co. Ltd.	100	2,979
Fanuc Ltd.	300	24,920
Fast Retailing Co. Ltd.	100	16,460
Fuji Electric Holdings Co. Ltd.	1,000	1,858
Fuji Heavy Industries Ltd.	1,000	3,908
Fuji Media Holdings, Inc.	1	1,469
Fujifilm Holdings Corp.	700	19,902
Fujitsu Ltd.	3,000	17,667
Fukuoka Financial Group, Inc.	1,000	3,657
Furukawa Electric Co. Ltd.	1,000	3,793
GS Yuasa Corp.	1,000	8,614
Gunma Bank Ltd.	1,000	5,210
Hakuhodo DY Holdings, Inc.	30	1,507
Hankyu Hanshin Holdings, Inc.	2,000	8,910
Hikari Tsushin, Inc.	100	1,876
Common Stocks - continued
	Shares	Value
Japan - continued
Hiroshima Bank Ltd.	1,000	$ 3,837
Hisamitsu Pharmaceutical Co., Inc.	100	3,438
Hitachi Chemical Co. Ltd.	100	1,985
Hitachi Construction Machinery Co. Ltd.	200	4,661
Hitachi High-Technologies Corp.	100	1,656
Hitachi Ltd.	5,000	16,145
Hokkaido Electric Power Co., Inc.	300	5,777
Hokuhoku Financial Group, Inc.	2,000	4,334
Hokuriku Electric Power Co., Inc.	300	6,840
Honda Motor Co. Ltd.	2,300	71,043
Hoya Corp.	600	13,205
Ibiden Co. Ltd.	200	7,161
Inpex Corp.	1	8,167
Isetan Mitsukoshi Holdings Ltd.	500	4,792
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	2,000	3,814
Isuzu Motors Ltd.	2,000	4,229
Ito En Ltd.	100	1,682
Itochu Corp.	2,000	12,642
ITOCHU Techno-Solutions Corp.	100	2,749
J Front Retailing Co. Ltd.	1,000	4,740
JAFCO Co. Ltd.	100	2,689
Japan Airlines Corp. (a)	1,000	1,295
Japan Petroleum Exploration Co. Ltd.	100	4,993
Japan Prime Realty Investment Corp.	1	2,178
Japan Real Estate Investment Corp.	1	7,980
Japan Tobacco, Inc.	6	16,834
JFE Holdings, Inc.	700	22,804
Joyo Bank Ltd.	1,000	4,400
JS Group Corp.	400	6,529
JSR Corp.	300	5,851
JTEKT Corp.	300	3,169
Jupiter Telecommunications Co.	3	2,742
Kajima Corp.	1,000	2,341
Kansai Electric Power Co., Inc.	1,100	23,769
Kao Corp.	800	17,820
Kawasaki Heavy Industries Ltd.	2,000	4,998
Kawasaki Kisen Kaisha Ltd.	1,000	3,644
KDDI Corp.	4	21,231
Keihin Electric Express Railway Co. Ltd.	1,000	7,961
Keio Corp.	1,000	6,297
Keyence Corp.	100	19,854
Kintetsu Corp.	2,000	7,113
Common Stocks - continued
	Shares	Value
Japan - continued
Kirin Holdings Co. Ltd.	1,000	$ 16,324
Kobe Steel Ltd.	4,000	7,270
Komatsu Ltd.	1,400	27,294
Konami Corp.	100	1,820
Konica Minolta Holdings, Inc.	1,000	9,394
Kubota Corp.	2,000	15,542
Kuraray Co. Ltd.	500	5,162
Kuraya Sanseido, Inc.	200	2,793
Kurita Water Industries Ltd.	200	6,117
Kyocera Corp.	200	16,778
Kyowa Hakko Kirin Co., Ltd.	1,000	11,560
Kyushu Electric Power Co., Inc.	500	10,210
Lawson, Inc.	100	4,471
Leopalace21 Corp.	200	1,082
Mabuchi Motor Co. Ltd.	100	4,786
Makita Corp.	200	6,628
Marubeni Corp.	2,000	9,896
Marui Group Co. Ltd.	300	1,723
Maruichi Steel Tube Ltd.	100	1,866
Matsui Securities Co. Ltd.	200	1,440
Mazda Motor Corp.	2,000	4,514
McDonald's Holdings Co. (Japan) Ltd.	100	2,022
Meiji Holdings Co. Ltd. (a)	100	4,073
Minebea Ltd.	1,000	4,192
Mitsubishi Chemical Holdings Corp.	2,000	7,427
Mitsubishi Corp.	1,900	40,283
Mitsubishi Electric Corp.	3,000	22,822
Mitsubishi Estate Co. Ltd.	2,000	30,212
Mitsubishi Gas Chemical Co., Inc.	1,000	4,613
Mitsubishi Heavy Industries Ltd.	4,000	14,145
Mitsubishi Materials Corp.	2,000	5,274
Mitsubishi Motors Corp. of Japan (a)	5,000	7,397
Mitsubishi Rayon Co. Ltd.	1,000	3,454
Mitsubishi UFJ Financial Group, Inc.	13,300	70,845
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	2,383
Mitsui & Co. Ltd.	2,500	32,834
Mitsui Chemicals, Inc.	1,000	3,435
Mitsui Engineering & Shipbuilding Co.	1,000	2,589
Mitsui Fudosan Co. Ltd.	1,000	16,181
Mitsui Mining & Smelting Co. Ltd. (a)	1,000	2,577
Mitsui O.S.K. Lines Ltd.	2,000	11,614
Mitsui Sumitomo Insurance Group Holdings, Inc.	600	13,968
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsumi Electric Co. Ltd.	100	$ 2,017
Mizuho Financial Group, Inc.	17,900	35,309
Mizuho Securities Co. Ltd.	1,000	3,451
Mizuho Trust & Banking Co. Ltd. (a)	2,000	1,906
Murata Manufacturing Co. Ltd.	300	14,638
Namco Bandai Holdings, Inc.	300	3,068
NEC Corp. (a)	3,000	8,528
Nidec Corp.	200	16,887
Nikon Corp.	500	9,319
Nintendo Co. Ltd.	100	25,084
Nippon Building Fund, Inc.	1	8,197
Nippon Express Co. Ltd.	1,000	4,095
Nippon Mining Holdings, Inc.	1,500	6,692
Nippon Oil Corp.	2,000	9,856
Nippon Paper Group, Inc.	100	2,654
Nippon Sheet Glass Co. Ltd.	1,000	2,947
Nippon Steel Corp.	7,000	26,707
Nippon Telegraph & Telephone Corp.	700	28,885
Nippon Yusen KK	2,000	7,383
Nipponkoa Insurance Co. Ltd.	1,000	5,445
Nishi-Nippon City Bank Ltd.	1,000	2,474
Nissan Motor Co. Ltd.	3,500	25,328
Nisshin Seifun Group, Inc.	500	6,670
Nisshin Steel Co. Ltd.	1,000	1,669
Nissin Food Holdings Co. Ltd.	100	3,529
Nitori Co. Ltd.	100	8,133
Nitto Denko Corp.	200	6,040
NOK Corp.	200	2,654
Nomura Holdings, Inc.	5,100	35,948
Nomura Real Estate Holdings, Inc.	100	1,592
Nomura Research Institute Ltd.	100	2,163
NSK Ltd.	1,000	5,810
NTN Corp.	1,000	3,776
NTT Data Corp.	2	5,755
NTT DoCoMo, Inc.	22	31,908
NTT Urban Development Co.	2	1,607
Obayashi Corp.	1,000	3,776
Obic Co. Ltd.	10	1,691
Odakyu Electric Railway Co. Ltd.	1,000	8,146
Oji Paper Co. Ltd.	1,000	4,352
Olympus Corp.	300	9,364
Omron Corp.	300	5,052
Common Stocks - continued
	Shares	Value
Japan - continued
Ono Pharmaceutical Co. Ltd.	100	$ 4,748
Oracle Corp. Japan	100	4,407
Oriental Land Co. Ltd.	100	6,779
ORIX Corp.	150	9,690
Osaka Gas Co. Ltd.	3,000	10,042
OSAKA Titanium technologies Co. Ltd.	100	2,651
Panasonic Corp.	2,800	39,524
Panasonic Electric Works Co., Ltd.	1,000	12,624
Promise Co. Ltd.	100	636
Rakuten, Inc.	10	6,849
Resona Holdings, Inc.	700	8,335
Ricoh Co. Ltd.	1,000	13,591
Rinnai Corp.	100	4,394
ROHM Co. Ltd.	100	6,632
Sankyo Co. Ltd. (Gunma)	100	5,712
Santen Pharmaceutical Co. Ltd.	100	3,431
Sanyo Electric Co. Ltd. (a)	2,000	4,958
Sapporo Hokuyo Holdings, Inc. (a)	400	1,350
SBI Holdings, Inc.	24	4,410
Secom Co. Ltd.	300	13,998
Sega Sammy Holdings, Inc.	300	4,260
Seiko Epson Corp.	200	3,092
Sekisui Chemical Co. Ltd.	1,000	6,049
Sekisui House Ltd.	1,000	8,648
Senshu Ikeda Holdings, Inc. (a)	700	2,326
Seven & i Holdings Co., Ltd.	1,100	24,083
Seven Bank Ltd.	1	2,443
Sharp Corp.	2,000	21,340
Shikoku Electric Power Co., Inc.	300	8,442
SHIMANO, Inc.	100	3,824
SHIMIZU Corp.	1,000	3,835
Shin-Etsu Chemical Co., Ltd.	600	31,821
Shinko Electric Industries Co.Ltd.	100	1,489
Shinsei Bank Ltd. (a)	1,000	1,305
Shionogi & Co. Ltd.	400	8,629
Shiseido Co. Ltd.	500	9,129
Shizuoka Bank Ltd.	1,000	9,937
Showa Denko KK	2,000	3,850
Showa Shell Sekiyu KK	300	2,955
SMC Corp.	100	11,421
Softbank Corp.	1,100	25,922
Sojitz Corp.	1,800	3,323
Common Stocks - continued
	Shares	Value
Japan - continued
Sompo Japan Insurance, Inc.	1,000	$ 5,848
Sony Corp.	1,400	41,343
Sony Financial Holdings, Inc.	1	2,870
Square Enix Holdings Co. Ltd.	100	2,489
Stanley Electric Co. Ltd.	200	3,916
Sumco Corp.	200	3,817
Sumitomo Chemical Co. Ltd.	2,000	7,969
Sumitomo Corp.	1,600	15,533
Sumitomo Electric Industries Ltd.	1,100	13,349
Sumitomo Heavy Industries Ltd.	1,000	4,537
Sumitomo Metal Industries Ltd.	5,000	12,775
Sumitomo Metal Mining Co. Ltd.	1,000	15,816
Sumitomo Mitsui Financial Group, Inc.	1,300	44,190
Sumitomo Realty & Development Co. Ltd.	1,000	18,962
Sumitomo Rubber Industries Ltd.	200	1,844
Sumitomo Trust & Banking Co. Ltd.	2,000	10,570
Suzuken Co. Ltd.	100	3,539
Suzuki Motor Corp.	500	12,099
T&D Holdings, Inc.	300	7,751
Taiheiyo Cement Corp.	1,000	1,161
Taisei Corp.	1,000	1,963
Takeda Pharmaceutical Co. Ltd.	1,100	43,995
TDK Corp.	200	11,500
Teijin Ltd.	1,000	2,939
Terumo Corp.	200	10,528
The Hachijuni Bank Ltd.	1,000	5,916
THK Co. Ltd.	200	3,456
Tobu Railway Co. Ltd.	1,000	5,469
Toho Co. Ltd.	200	3,006
Toho Gas Co. Ltd.	1,000	5,186
Tohoku Electric Power Co., Inc.	600	12,322
Tokio Marine Holdings, Inc.	1,000	25,572
Tokyo Broadcasting System Holding	100	1,492
Tokyo Electric Power Co.	1,700	41,790
Tokyo Electron Ltd.	200	11,252
Tokyo Gas Co., Ltd.	3,000	11,885
Tokyo Steel Manufacturing Co. Ltd.	100	1,310
Tokyu Corp.	2,000	8,741
Tokyu Land Corp.	1,000	4,032
Toppan Printing Co. Ltd.	1,000	8,938
Toray Industries, Inc.	2,000	11,394
Toshiba Corp.	6,000	34,294
Common Stocks - continued
	Shares	Value
Japan - continued
Tosoh Corp.	1,000	$ 2,689
Toyo Seikan Kaisha Ltd.	200	3,360
Toyoda Gosei Co. Ltd.	100	2,804
Toyota Boshoku Corp.	100	2,085
Toyota Industries Corp.	300	8,126
Toyota Motor Corp.	3,900	153,969
Toyota Tsusho Corp.	300	4,290
Trend Micro, Inc.	100	3,461
Tsumura & Co.	100	3,441
Ube Industries Ltd.	1,000	2,577
Uni-Charm Corp.	100	9,584
UNY Co. Ltd.	300	2,228
Ushio, Inc.	200	3,144
USS Co. Ltd.	30	1,815
West Japan Railway Co.	2	7,088
Yahoo! Japan Corp.	21	6,437
Yakult Honsha Co. Ltd.	100	2,604
Yamada Denki Co. Ltd.	120	7,313
Yamaha Corp.	200	2,066
Yamaha Motor Co. Ltd.	300	3,573
Yamato Holdings Co. Ltd.	1,000	14,753
Yamato Kogyo Co. Ltd.	100	3,001
Yokogawa Electric Corp.	300	2,432
TOTAL JAPAN		2,898,444
Korea (South) - 2.6%
Amorepacific Corp.	5	3,438
Busan Bank	230	2,598
Celltrion, Inc. (a)	76	913
Cheil Industries, Inc.	67	2,490
CJ CheilJedang Corp.	11	1,853
Daegu Bank Co. Ltd.	170	2,247
Daelim Industrial Co.	40	2,529
Daewoo Engineering & Construction Co. Ltd.	160	1,624
Daewoo International Corp.	70	1,905
Daewoo Securities Co. Ltd.	180	2,725
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	140	1,835
DC Chemical Co. Ltd.	18	3,151
Dongbu Insurance Co. Ltd.	60	1,814
Dongkuk Steel Mill Co. Ltd.	50	1,058
Doosan Co. Ltd.	14	967
Doosan Heavy Industries & Construction Co. Ltd.	45	2,406
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Doosan Infracore Co. Ltd.	110	$ 1,560
GS Engineering & Construction Corp.	51	4,456
GS Holdings Corp.	70	1,728
Hana Financial Group, Inc.	270	7,978
Hanjin Heavy Industries & Consolidated Co. Ltd.	40	712
Hanjin Shipping Co. Ltd.	80	1,083
Hankook Tire Co. Ltd.	110	2,095
Hanwha Chemical Corp.	110	1,019
Hanwha Corp.	70	2,229
HITE Brewery Co. Ltd.	7	949
Honam Petrochemical Corp.	20	1,367
Hynix Semiconductor, Inc. (a)	670	9,911
Hyosung Corp.	32	1,752
Hyundai Department Store Co. Ltd.	21	2,000
Hyundai Engineering & Construction Co. Ltd.	71	3,905
Hyundai Heavy Industries Co. Ltd.	54	7,369
Hyundai Industrial Development & Construction Co.	80	2,359
Hyundai Mipo Dockyard Co. Ltd.	16	1,313
Hyundai Mobis	90	11,957
Hyundai Motor Co.	219	19,791
Hyundai Securities Co. Ltd.	170	1,923
Hyundai Steel Co.	78	4,937
Industrial Bank of Korea (a)	230	2,776
Kangwon Land, Inc.	140	1,864
KB Financial Group, Inc. (a)	464	22,237
KCC Corp.	7	2,011
Kia Motors Corp. (a)	290	4,292
Korea Electric Power Corp. (a)	370	10,446
Korea Exchange Bank	370	4,189
Korea Express Co. Ltd. (a)	13	711
Korea Gas Corp.	33	1,387
Korea Investment Holdings Co. Ltd.	50	1,329
Korea Zinc Co. Ltd.	12	1,848
Korean Air Lines Co. Ltd. (a)	50	1,896
KT Corp.	180	5,846
KT&G Corp.	158	9,168
LG Chemical Ltd.	66	11,332
LG Corp.	135	7,620
LG Dacom Corp.	60	944
LG Display Co. Ltd.	330	7,868
LG Electronics, Inc.	134	12,411
LG Household & Health Care Ltd.	12	2,483
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Telecom Ltd.	190	$ 1,418
Lotte Confectionery Co. Ltd.	1	1,002
Lotte Shopping Co. Ltd.	12	3,377
LS Cable Ltd.	25	2,035
LS Industrial Systems Ltd.	23	1,717
Mirae Asset Securities Co. Ltd.	33	1,719
NCsoft Corp.	19	2,025
NHN Corp. (a)	58	8,523
POSCO	93	38,400
S-Oil Corp.	64	3,085
S1 Corp.	24	957
Samsung C&T Corp.	178	7,218
Samsung Card Co. Ltd.	52	2,053
Samsung Electro-Mechanics Co. Ltd.	85	7,041
Samsung Electronics Co. Ltd.	157	94,126
Samsung Engineering Co. Ltd.	43	3,788
Samsung Fire & Marine Insurance Co. Ltd.	54	9,796
Samsung Heavy Industries Ltd.	230	4,335
Samsung SDI Co. Ltd.	49	5,573
Samsung Securities Co. Ltd.	71	3,467
Samsung Techwin Co. Ltd.	53	4,043
Shinhan Financial Group Co. Ltd. (a)	570	21,547
Shinsegae Co. Ltd.	20	8,603
SK Broadband Co., Ltd. (a)	203	832
SK Energy Co. Ltd.	85	7,778
SK Holdings Co. Ltd.	33	2,608
SK Networks Co. Ltd.	100	942
SK Telecom Co. Ltd.	56	8,497
STX Pan Ocean Co. Ltd. (Korea)	150	1,362
STX Shipbuilding Co. Ltd.	60	638
Taewoong Co. Ltd.	12	815
Taihan Electric Wire Co.	40	637
Tong Yang Securities, Inc.	100	913
Woongjin Coway Co. Ltd.	70	2,331
Woori Finance Holdings Co. Ltd. (a)	340	4,560
Woori Investment & Securities Co. Ltd.	120	1,503
Yuhan Corp.	12	1,926
TOTAL KOREA (SOUTH)		509,794
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,221	41,290
Millicom International Cellular SA unit (a)	107	6,871
Common Stocks - continued
	Shares	Value
Luxembourg - continued
SES SA FDR (France) unit	403	$ 8,750
Tenaris SA	672	12,015
TOTAL LUXEMBOURG		68,926
Malaysia - 0.6%
AirAsia Bhd (a)	1,900	747
AMMB Holdings Bhd	2,500	3,437
Axiata Group Bhd	3,600	3,066
Berjaya Sports Toto Bhd	1,100	1,387
British American Tobacco (Malaysia) Bhd	200	2,627
Bumiputra-Commerce Holdings Bhd	2,800	10,158
Bursa Malaysia Bhd	500	1,183
DiGi.com Bhd	500	3,193
Gamuda Bhd	2,200	2,009
Genting Bhd	3,200	6,727
Genting Malaysia Bhd	4,600	3,674
Genting Plantations Bhd	400	715
Hong Leong Bank BHD	600	1,312
Hong Leong Credit BHD	500	905
IGB Corp. Bhd (a)	1,500	852
IJM Corp. Bhd	1,600	2,232
IOI Corp. Bhd	4,900	7,597
KLCC Property Holdings Bhd	800	764
Kuala Lumpur Kepong Bhd	700	3,057
Lafarge Malayan Cement Bhd	500	882
Malayan Banking Bhd	5,000	9,683
Malaysian Airline System Bhd (a)	900	815
Malaysian International Shipping Corp. BHD (For. Reg.)	1,600	4,160
Malaysian Plantations Bhd	1,300	929
MMC Corp. Bhd	1,100	797
Parkson Holdings Bhd	700	1,039
Petronas Dagangan BHD	300	780
Petronas Gas BHD	700	2,001
PLUS Expressways Bhd	2,100	2,024
PPB Group Bhd	700	3,091
Public Bank Bhd (For. Reg.)	1,500	4,673
RHB Capital BHD	600	941
Sime Darby Bhd	4,300	11,118
SP Setia Bhd	1,100	1,237
Telekom Malaysia Bhd	1,400	1,230
Tenaga Nasional BHD	2,800	6,863
UMW Holdings Bhd	800	1,473
Common Stocks - continued
	Shares	Value
Malaysia - continued
YTL Corp. Bhd	1,000	$ 2,127
YTL Power International Bhd	2,900	1,822
TOTAL MALAYSIA		113,327
Mauritius - 0.0%
Golden Agri-Resources Ltd. (a)	9,000	2,708
Mexico - 0.9%
Alfa SA de CV Series A	400	2,119
America Movil SAB de CV Series L	26,500	58,585
Carso Global Telecom Sab de CV Series A1 (a)	1,000	3,890
Cemex SA de CV unit	13,000	13,499
Coca-Cola FEMSA SAB de CV Series L	400	2,158
Desarrolladora Homex SAB de CV (a)	300	1,785
Fomento Economico Mexicano SAB de CV unit	3,100	13,418
Grupo Aeroportuario del Pacifico SA de CV Series B	700	1,794
Grupo Bimbo Sab de CV Series A	500	2,912
Grupo Carso SA de CV Series A1	800	2,363
Grupo Elektra SA de CV	105	4,119
Grupo Financiero Banorte SAB de CV Series O	2,000	6,392
Grupo Financiero Inbursa SA de CV Series O	900	2,536
Grupo Mexico SA de CV Series B	5,400	10,838
Grupo Modelo SAB de CV Series C (a)	700	3,181
Grupo Televisa SA de CV	3,500	13,532
Industrias Penoles SA de CV	100	1,826
Kimberly-Clark de Mexico SA de CV Series A	800	3,169
Mexichem SAB de CV	1,300	2,068
Telefonos de Mexico SA de CV Series L	7,800	6,492
Telmex Internacional SAB de CV Series L	7,600	5,111
Urbi, Desarrollos Urbanos, SA de CV (a)	700	1,342
Wal-Mart de Mexico SA de CV Series V	4,200	14,651
TOTAL MEXICO		177,780
Morocco - 0.1%
Attijariwafa Bank	41	1,404
Banque Morocaine du Commerce Exterieur	67	2,119
Compagnie Generale Immobiliere	5	1,221
Douja Promotion Groupe Addoha SA	141	2,088
Maroc Telecom	250	4,599
ONA SA	8	1,366
TOTAL MOROCCO		12,797
Common Stocks - continued
	Shares	Value
Netherlands - 1.9%
Aegon NV (a)	2,221	$ 15,946
Akzo Nobel NV	329	19,501
ASML Holding NV (Netherlands)	612	16,503
Corio NV	76	5,170
European Aeronautic Defence and Space Co. EADS NV	579	10,893
Fugro NV (Certificaten Van Aandelen) unit	92	5,145
Heineken Holding NV (A Shares)	157	6,124
Heineken NV (Bearer)	349	15,466
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,787	36,267
James Hardie Industries NV unit (a)	614	3,890
Koninklijke Ahold NV	1,696	21,414
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	79	2,783
Koninklijke KPN NV	2,439	44,326
Koninklijke Philips Electronics NV	1,383	34,740
QIAGEN NV (a)	281	5,830
Randstad Holdings NV (a)	145	5,526
Reed Elsevier NV	1,030	12,035
Royal DSM NV	219	9,617
SBM Offshore NV	213	4,097
STMicroelectronics NV	969	7,776
TNT NV	524	13,941
Unilever NV (Certificaten Van Aandelen) unit	2,317	71,618
Wolters Kluwer NV (Certificaten Van Aandelen)	396	8,855
TOTAL NETHERLANDS		377,463
New Zealand - 0.1%
Auckland International Airport Ltd.	1,203	1,743
Contact Energy Ltd.	422	1,895
Fletcher Building Ltd.	862	5,145
Sky City Entertainment Group Ltd.	833	2,074
Telecom Corp. of New Zealand Ltd.	2,633	4,753
TOTAL NEW ZEALAND		15,610
Norway - 0.5%
DnB NOR ASA (a)	1,000	11,517
Norsk Hydro ASA (a)	1,000	6,593
Orkla ASA (A Shares)	1,000	9,291
Renewable Energy Corp. AS (a)	400	2,402
StatoilHydro ASA	1,600	37,973
Common Stocks - continued
	Shares	Value
Norway - continued
Telenor ASA (a)	1,200	$ 15,539
Yara International ASA	250	8,322
TOTAL NORWAY		91,637
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	271	9,097
Philippines - 0.1%
Ayala Corp.	250	1,540
Ayala Land, Inc.	7,200	1,592
Banco de Oro Universal Bank	1,100	811
Bank of the Philippine Islands (BPI)	1,800	1,782
Globe Telecom, Inc.	50	974
Jollibee Food Corp.	700	752
Manila Electric Co.	630	2,495
Metropolitan Bank & Trust Co.	1,000	864
Philippine Long Distance Telephone Co.	70	3,826
PNOC Energy Development Corp.	10,000	885
SM Investments Corp.	260	1,725
SM Prime Holdings, Inc.	6,000	1,264
TOTAL PHILIPPINES		18,510
Poland - 0.3%
Asseco Poland SA	81	1,638
Bank Handlowy w Warszawie SA (a)	45	996
Bank Millennium SA (a)	465	772
Bank Polska Kasa Opieki SA (a)	167	9,080
Bank Zachodni WBK SA (a)	31	1,677
BRE Bank SA (a)	15	1,413
Cyfrowy Polsat SA	148	719
Getin Holding SA (a)	445	1,283
Globe Trade Centre SA (a)	170	1,489
Grupa Lotos SA (a)	93	855
ING Bank Slaski SA (a)	4	904
KGHM Polska Miedz SA (Bearer)	170	5,812
PBG SA (a)	13	1,021
Polish Oil & Gas Co.	1,657	2,033
Polski Koncern Naftowy Orlen SA (a)	454	4,786
Powszechna Kasa Oszczednosci Bank SA	887	10,639
Telekomunikacja Polska SA	946	5,592
TVN SA	196	982
TOTAL POLAND		51,691
Common Stocks - continued
	Shares	Value
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.)	3,342	$ 4,770
Banco Espirito Santo SA (Reg.)	747	5,517
Brisa Auto-Estradas de Portugal SA	255	2,518
Cimpor-Cimentos de Portugal SGPS SA	334	2,605
Energias de Portugal SA	2,604	11,523
Galp Energia SGPS SA Class B	219	3,687
Jeronimo Martins SGPS SA	313	2,787
Portugal Telecom SGPS SA (Reg.)	830	9,508
TOTAL PORTUGAL		42,915
Russia - 1.3%
Comstar United TeleSystems OJSC GDR (Reg. S)	235	1,220
Federal Grid Co. Unified Energy System JSC (a)	409,610	4,419
Gazprom Neft (a)	467	2,362
Lukoil Oil Co. (a)	665	39,033
Mechel Steel Group OAO sponsored ADR	207	3,552
Mobile TeleSystems OJSC sponsored ADR	283	12,820
Novolipetsk Steel Ojsc	110	2,882
OAO Gazprom	13,463	80,338
OAO NOVATEK GDR	129	6,515
OAO Tatneft sponsored ADR	350	9,118
OAO TMK unit	77	1,394
OJSC MMC Norilsk Nickel (a)	122	15,833
OJSC Oil Co. Rosneft (a)	1,806	13,669
Pharmstandard OJSC unit (a)	107	1,739
Polymetal JSC (a)	111	970
Polyus Gold OJSC (a)	108	5,589
Rostelecom (a)	156	1,072
RusHydro OJSC (a)	144,700	5,155
Sberbank (Savings Bank of the Russian Federation)	12,272	27,193
Severstal JSC (a)	285	2,099
Sistema JSFC sponsored GDR (a)	137	2,230
Surgutneftegaz JSC (Reg.)	10,100	8,988
Uralkali JSC	1,055	4,972
Vimpel Communications sponsored ADR (a)	437	7,835
VTB Bank JSC (a)	2,224,000	4,368
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	25	1,690
TOTAL RUSSIA		267,055
Singapore - 0.9%
Ascendas Real Estate Investment Trust (A-REIT)	2,000	2,599
CapitaLand Ltd.	4,000	11,597
Common Stocks - continued
	Shares	Value
Singapore - continued
CapitaMall Trust	3,000	$ 3,369
City Developments Ltd.	1,000	7,005
ComfortDelgro Corp. Ltd.	3,000	3,259
Cosco Corp. Singapore Ltd.	1,000	791
DBS Group Holdings Ltd.	2,000	18,311
Fraser & Neave Ltd.	1,000	2,722
Keppel Corp. Ltd.	2,000	11,491
Neptune Orient Lines Ltd.	1,000	1,113
Olam International Ltd.	2,000	3,838
Oversea-Chinese Banking Corp. Ltd.	4,000	21,550
SembCorp Industries Ltd.	1,000	2,356
SembCorp Marine Ltd.	1,000	2,439
Singapore Airlines Ltd.	1,000	9,587
Singapore Exchange Ltd.	1,000	5,665
Singapore Press Holdings Ltd.	2,000	5,476
Singapore Technologies Engineering Ltd.	2,000	4,028
Singapore Telecommunications Ltd.	11,000	22,805
StarHub Ltd.	1,000	1,339
United Overseas Bank Ltd.	2,000	23,968
UOL Group Ltd.	1,000	2,385
Wilmar International Ltd.	2,000	8,816
TOTAL SINGAPORE		176,509
South Africa - 1.5%
Absa Group Ltd.	460	7,331
African Bank Investments Ltd.	1,088	4,289
African Rainbow Minerals Ltd.	150	2,936
Anglo Platinum Ltd. (a)	85	7,442
AngloGold Ashanti Ltd.	428	15,882
ArcelorMittal South Africa Ltd.	253	3,449
Aspen Pharmacare Holdings Ltd.	306	2,593
Aveng Ltd.	562	3,003
Bidvest Group Ltd.	406	6,392
Discovery Holdings Ltd.	375	1,495
Exxaro Resources Ltd.	177	2,005
FirstRand Ltd.	4,012	9,136
Foschini Ltd.	291	2,316
Gold Fields Ltd.	952	12,176
Growthpoint Properties Ltd.	2,005	3,570
Harmony Gold Mining Co. Ltd.	515	5,157
Impala Platinum Holdings Ltd.	764	17,045
Imperial Holdings Ltd.	237	2,469
Common Stocks - continued
	Shares	Value
South Africa - continued
Investec Ltd.	306	$ 2,280
Kumba Iron Ore Ltd.	114	3,444
Liberty Holdings Ltd.	162	1,401
Massmart Holdings Ltd.	285	3,303
MTN Group Ltd.	2,093	31,479
Murray & Roberts Holdings Ltd.	448	3,233
Naspers Ltd. Class N	546	19,879
Nedbank Group Ltd.	273	4,137
Netcare Ltd.	1,320	1,950
Northam Platinum Ltd.	204	969
Pick 'n Pay Stores Ltd.	320	1,671
Pretoria Portland Cement Co. Ltd.	706	2,978
Redefine Income Fund Ltd. unit	3,385	3,120
Remgro Ltd.	625	7,360
Reunert Ltd.	251	1,780
RMB Holdings Ltd.	1,031	3,781
Sanlam Ltd.	2,917	8,046
Sappi Ltd.	725	2,696
Sasol Ltd.	816	30,896
Shoprite Holdings Ltd.	578	4,735
Standard Bank Group Ltd.	1,659	20,853
Steinhoff International Holdings Ltd.	1,660	4,039
Telkom SA Ltd.	371	2,089
Tiger Brands Ltd.	233	4,682
Truworths International Ltd.	614	3,537
Vodacom Group (Pty) Ltd. (a)	529	3,684
Woolworths Holdings Ltd.	968	2,167
TOTAL SOUTH AFRICA		288,875
Spain - 3.3%
Abertis Infraestructuras SA	400	8,529
Acerinox SA	198	3,949
Actividades de Construccion y Servicios SA (ACS)	204	9,822
Banco Bilbao Vizcaya Argentaria SA	5,064	90,513
Banco de Sabadell SA	1,280	8,655
Banco de Valencia SA	300	2,547
Banco Popular Espanol SA (Reg.)	1,232	11,023
Banco Santander SA	11,599	186,642
Bankinter SA	403	4,258
Cintra Concesiones de Infrastructuras de Transporte SA	281	2,901
Criteria CaixaCorp, SA	1,196	5,843
EDP Renovaveis SA (a)	309	3,083
Common Stocks - continued
	Shares	Value
Spain - continued
Enagas SA	254	$ 5,240
Fomento Construcciones y Contratas SA (FOCSA)	54	2,203
Gamesa Corporacion Tecnologica, SA	259	4,757
Gas Natural SDG SA Series E	318	6,409
Gestevision Telecinco SA	140	1,452
Grifols SA	181	2,931
Grupo Acciona SA	36	4,402
Grupo Ferrovial SA	80	3,327
Iberdrola Renovables SA	1,198	5,342
Iberdrola SA	5,229	47,553
Iberia Lineas Aereas de Espana SA (a)	670	1,854
Inditex SA	310	18,247
Indra Sistemas SA	139	3,275
Mapfre SA (Reg.)	1,017	4,370
Red Electrica Corporacion SA	153	7,927
Repsol YPF SA	1,042	27,738
Telefonica SA	6,022	168,162
Vallehermoso SA	130	1,972
Zardoya Otis SA	188	3,782
TOTAL SPAIN		658,708
Sweden - 1.8%
Alfa Laval AB	488	5,960
Assa Abloy AB (B Shares)	444	7,758
Atlas Copco AB:
(A Shares)	956	12,818
(B Shares)	554	6,600
Electrolux AB (B Shares) (a)	340	8,149
Getinge AB (B Shares)	285	5,310
H&M Hennes & Mauritz AB (B Shares)	728	41,349
Holmen AB (B Shares)	75	2,024
Husqvarna AB (B Shares) (a)	579	3,646
Investor AB (B Shares)	648	11,464
Lundin Petroleum AB (a)	314	2,660
Nordea Bank AB	4,593	49,295
Sandvik AB	1,433	15,828
Scania AB (B Shares)	455	5,837
Securitas AB (B Shares)	446	4,161
Skandinaviska Enskilda Banken AB (A Shares) (a)	2,159	13,077
Skanska AB (B Shares)	567	8,320
SKF AB (B Shares)	552	8,740
Common Stocks - continued
	Shares	Value
Sweden - continued
SSAB Svenskt Stal AB:
(A Shares)	257	$ 3,917
(B Shares)	119	1,664
Svenska Cellulosa AB (SCA) (B Shares)	808	11,102
Svenska Handelsbanken AB (A Shares)	696	17,985
Swedbank AB (A Shares)	714	6,150
Swedish Match Co.	357	7,326
TELE2 AB (B Shares)	433	6,311
Telefonaktiebolaget LM Ericsson (B Shares)	4,243	44,327
TeliaSonera AB	3,194	21,168
Volvo AB:
(A Shares)	622	5,744
(B Shares)	1,551	14,688
TOTAL SWEDEN		353,378
Switzerland - 5.4%
ABB Ltd. (Reg.)	3,137	58,790
Actelion Ltd. (Reg.) (a)	142	7,840
Adecco SA (Reg.)	175	7,845
ARYZTA AG	115	4,528
Baloise Holdings AG (Reg.)	71	6,099
BKW FMB Energie AG	18	1,482
Compagnie Financiere Richemont SA Series A	742	20,869
Credit Suisse Group (Reg.)	1,600	85,515
Geberit AG (Reg.)	58	9,621
Givaudan SA	11	8,169
Holcim Ltd. (Reg.)	349	22,295
Julius Baer Group Ltd.	300	11,291
Julius Baer Holding Ltd.	300	3,675
Kuehne & Nagel International AG	76	6,903
Lindt & Spruengli AG (participation certificate)	1	2,109
Logitech International SA (Reg.) (a)	258	4,403
Lonza Group AG	64	4,987
Nestle SA (Reg.)	5,174	241,127
Nobel Biocare Holding AG (Switzerland)	177	5,037
Novartis AG (Reg.)	3,007	156,556
Pargesa Holding SA	38	3,048
Roche Holding AG (participation certificate)	999	160,350
Schindler Holding AG:
(participation certificate)	69	4,727
(Reg.)	30	2,079
SGS Societe Generale de Surveillance Holding SA (Reg.)	7	9,380
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sonova Holding AG	66	$ 6,805
Straumann Holding AG	11	2,659
Swiss Life Holding AG	42	5,051
Swiss Reinsurance Co. (Reg.)	491	20,107
Swisscom AG (Reg.)	34	12,301
Syngenta AG (Switzerland)	138	32,669
The Swatch Group AG:
(Bearer)	44	10,313
(Reg.)	61	2,747
UBS AG (For. Reg.) (a)	5,059	84,341
Zurich Financial Services AG (Reg.)	209	48,049
TOTAL SWITZERLAND		1,073,767
Taiwan - 2.3%
Acer, Inc.	4,000	9,393
Advanced Semiconductor Engineering, Inc.	6,000	4,711
Asia Cement Corp.	2,000	2,092
ASUSTeK Computer, Inc.	5,000	9,149
AU Optronics Corp.	11,000	9,718
Capital Securities Corp. (a)	2,000	924
Catcher Technology Co. Ltd.	1,000	2,412
Cathay Financial Holding Co. Ltd. (a)	8,000	13,668
Chang Hwa Commercial Bank	7,000	3,034
Cheng Shin Rubber Industry Co. Ltd.	1,000	2,047
Chi Mei Optoelectronics Corp. (a)	7,000	3,479
Chicony Electronics Co. Ltd.	1,000	2,179
China Airlines Ltd. (a)	2,000	619
China Development Finance Holding Corp.	13,000	3,374
China Steel Corp.	14,000	12,383
Chinatrust Financial Holding Co. Ltd.	12,000	7,181
Chunghwa Picture Tubes, Ltd. (a)	14,000	1,431
Chunghwa Telecom Co. Ltd.	7,000	12,241
Clevo Co. Ltd.	1,000	1,243
CMC Magnetics Corp. (a)	4,000	875
Compal Communications, Inc.	1,000	1,470
Compal Electronics, Inc.	5,000	6,228
Coretronic Corp.	1,000	1,091
CSBC Corp.	1,000	926
Delta Electronics, Inc.	2,000	5,533
E.Sun Financial Holdings Co. Ltd.	4,000	1,551
Epistar Corp.	1,000	2,901
Eternal Chemical Co. Ltd.	1,000	923
Common Stocks - continued
	Shares	Value
Taiwan - continued
EVA Airways Corp. (a)	2,000	$ 747
Evergreen International Storage & Transport Corp. (a)	1,000	806
Evergreen Marine Corp. (Taiwan) (a)	1,000	503
Far East Department Stores Co. Ltd.	1,000	1,023
Far Eastern Textile Ltd.	4,000	4,699
Far EasTone Telecommunications Co. Ltd.	2,000	2,242
Feng Hsin Iron & Steel Co.	1,000	1,506
First Financial Holding Co. Ltd.	7,000	4,029
Formosa Chemicals & Fibre Corp.	4,000	7,426
Formosa Petrochemical Corp.	2,000	4,859
Formosa Plastics Corp.	6,000	11,466
Formosa Taffeta Co. Ltd.	1,000	675
Foxconn Technology Co. Ltd.	1,000	3,319
Fubon Financial Holding Co. Ltd. (a)	6,000	6,633
HannStar Display Corp. (a)	6,000	1,127
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,000	42,924
HTC Corp.	1,000	9,893
Hua Nan Financial Holdings Co. Ltd.	5,000	2,894
Innolux Display Corp.	3,000	3,937
Inotera Memories, Inc. (a)	2,000	1,177
Inventec Corp.	3,000	1,653
KGI Securities Co. Ltd.	4,000	1,826
Lite-On Technology Corp.	3,000	3,936
Macronix International Co. Ltd.	5,000	2,525
MediaTek, Inc.	2,000	27,887
Mega Financial Holding Co. Ltd.	11,000	6,103
Micro-Star International Co. Ltd.	1,000	596
Mitac International Corp.	2,000	932
Nan Ya Plastics Corp.	7,000	11,094
Novatek Microelectronics Corp.	1,000	2,248
Polaris Securities Co. Ltd.	3,000	1,534
Pou Chen Corp.	3,000	2,049
Powertech Technology, Inc.	1,000	2,727
President Chain Store Corp.	1,000	2,254
Prime View International Co. Ltd.	1,000	1,623
Qisda Corp. (a)	2,000	1,105
Quanta Computer, Inc.	3,000	5,654
Realtek Semiconductor Corp.	1,000	2,118
Ruentex Industries Ltd. (a)	1,000	1,626
Shin Kong Financial Holding Co. Ltd. (a)	7,000	2,837
Siliconware Precision Industries Co. Ltd.	4,000	5,239
Sincere Navigation Corp.	1,000	1,107
Common Stocks - continued
	Shares	Value
Taiwan - continued
Sinopac Holdings Co. (a)	8,000	$ 2,943
Synnex Technology International Corp.	1,000	1,885
Taishin Financial Holdings Co. Ltd. (a)	6,000	2,339
Taiwan Business Bank (a)	3,000	730
Taiwan Cement Corp.	4,000	4,088
Taiwan Cooperative Bank	5,000	2,939
Taiwan Fertilizer Co. Ltd.	1,000	3,093
Taiwan Glass Industry Corp.	1,000	766
Taiwan Mobile Co. Ltd.	3,000	5,345
Taiwan Secom Co.	1,000	1,523
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	63,253
Tatung Co. Ltd. (a)	5,000	1,097
TECO Electric & Machinery Co. Ltd.	2,000	793
Tripod Technology Corp.	1,000	2,493
TSRC Corp.	1,000	1,160
Tung Ho Steel Enterprise Corp.	1,000	947
U-Ming Marine Transport Corp.	1,000	1,807
Unified-President Enterprises Corp.	5,000	5,558
Unimicron Technology Corp.	1,000	1,137
United Microelectronics Corp. (a)	17,000	8,142
Vanguard International Semiconductor Corp.	2,000	809
Walsin Lihwa Corp. (a)	4,000	1,291
Wan Hai Lines Ltd. (a)	1,000	458
Winbond Electronics Corp. (a)	4,000	736
Wintek Corp. (a)	1,000	663
Wistron Corp.	2,000	3,336
WPG Holding Co. Ltd.	1,000	1,363
Yang Ming Marine Transport Corp.	2,000	704
Yuanta Financial Holding Co. Ltd.	10,000	6,575
Yulon Motor Co. Ltd.	1,000	1,114
TOTAL TAIWAN		452,421
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	1,300	3,297
Bangkok Bank Ltd. PCL	600	2,012
Bangkok Bank Ltd. PCL (For. Reg.)	1,300	4,363
Bank of Ayudhya PCL	2,600	1,382
Banpu PCL	200	2,581
BEC World PCL (For. Reg.)	1,200	790
C.P. Seven Eleven PCL	3,100	1,732
Glow Energy PCL (For. Reg.)	800	753
Kasikornbank PCL (For. Reg.)	1,700	4,124
Common Stocks - continued
	Shares	Value
Thailand - continued
Krung Thai Bank PCL (For. Reg.)	3,900	$ 1,009
Land & House PCL (For. Reg.)	3,500	626
PTT Aromatics & Refining PLC	1,500	939
PTT Chemical PCL	500	919
PTT Exploration & Production PCL (For. Reg.)	1,600	6,821
PTT PCL (For. Reg.)	1,200	8,468
Ratchaburi Electric Generating Holding PCL	700	761
Siam Cement PCL (For. Reg.)	400	2,480
Siam Commercial Bank PCL (For. Reg.)	1,700	3,861
Thai Oil PCL (For. Reg.)	1,200	1,455
Thai Petrochemical Industry PCL	13,600	1,535
TMB PCL (For.Reg.) (a)	23,400	757
Total Access Communication PCL	700	808
TOTAL THAILAND		51,473
Turkey - 0.3%
Akbank T. A. S.	1,059	5,776
Aksigorta AS	222	676
Anadolu Efes Biracilik ve Malt Sanyii AS	283	3,238
Asya Katilim Bankasi AS (a)	617	1,289
Bim Birlesik Magazalar AS JSC	53	1,939
Coca-Cola Icecek AS	110	856
Dogan Sirketler Grubu Holding AS	1,173	780
Enka Insaat ve Sanayi AS	323	1,310
Eregli Demir ve Celik Fabrikalari TAS	554	1,518
Haci Omer Sabanci Holding AS	666	2,458
Koc Holding AS	672	1,716
Petkim Petrokimya Holding AS (a)	154	748
Tekfen Holding AS	262	756
Tupras-Turkiye Petrol Rafinerileri AS	174	3,009
Turk Sise ve Cam Fabrikalari AS	733	775
Turk Telekomunikasyon AS	721	2,196
Turkcell Iletisim Hizmet AS	1,085	7,216
Turkiye Garanti Bankasi AS	2,973	10,876
Turkiye Halk Bankasi AS	438	2,636
Turkiye Is Bankasi AS Series C	1,513	5,786
Turkiye Vakiflar Bankasi TAO (a)	1,048	2,565
Yapi ve Kredi Bankasi AS (a)	1,214	2,519
TOTAL TURKEY		60,638
United Kingdom - 14.6%
3i Group PLC	1,370	5,931
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Admiral Group PLC	265	$ 4,468
AMEC PLC	474	6,276
Anglo American PLC (United Kingdom) (a)	1,873	68,113
Antofagasta PLC	561	7,106
Associated British Foods PLC	508	6,902
AstraZeneca PLC (United Kingdom)	2,060	92,507
Astro All Asia Networks PLC	800	772
Autonomy Corp. PLC (a)	305	6,725
Aviva PLC	3,896	24,537
BAE Systems PLC	5,032	25,983
Balfour Beatty PLC	975	4,253
Barclays PLC	15,690	82,260
Berkeley Group Holdings PLC unit (a)	177	2,479
BG Group PLC	4,780	82,794
BHP Billiton PLC	3,140	84,727
BP PLC	26,651	249,810
British Airways PLC (a)	820	2,448
British American Tobacco PLC (United Kingdom)	2,840	90,530
British Land Co. PLC	1,214	9,412
British Sky Broadcasting Group PLC	1,625	14,220
BT Group PLC	11,023	23,630
Bunzl PLC	468	5,106
Burberry Group PLC	617	5,460
Cable & Wireless PLC	3,615	8,606
Cadbury PLC	1,944	24,592
Cairn Energy PLC (a)	196	8,502
Capita Group PLC	888	11,124
Carnival PLC	232	7,195
Carphone Warehouse Group PLC	590	1,783
Centrica PLC	7,282	29,686
Cobham PLC	1,631	5,880
Compass Group PLC	2,639	16,811
Diageo PLC	3,558	57,972
Drax Group PLC	520	3,970
Eurasian Natural Resources Corp. PLC	367	5,022
FirstGroup PLC	687	4,243
Fresnillo PLC	255	3,104
Friends Provident PLC	3,310	4,434
G4S PLC (United Kingdom)	1,815	7,539
GlaxoSmithKline PLC	7,381	151,455
Hammerson PLC	991	6,609
Home Retail Group PLC	1,252	5,988
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC (United Kingdom) (Reg.)	24,622	$ 272,151
Icap PLC	738	4,929
Imperial Tobacco Group PLC	1,447	42,762
InterContinental Hotel Group PLC	370	4,769
International Power PLC	2,167	9,037
Invensys PLC	1,140	5,297
Investec PLC	601	4,313
J Sainsbury PLC	1,693	9,170
Johnson Matthey PLC	305	7,071
Kazakhmys PLC	305	5,453
Kingfisher PLC	3,366	12,357
Land Securities Group PLC	1,076	11,695
Legal & General Group PLC	8,340	10,749
Liberty International PLC	645	4,777
Lloyds TSB Group PLC	23,176	33,115
London Stock Exchange Group PLC	212	2,962
Lonmin PLC (a)	220	5,284
Man Group PLC	2,430	12,368
Marks & Spencer Group PLC	2,249	12,647
National Grid PLC	3,464	34,493
Next PLC	281	8,281
Old Mutual PLC	7,510	13,094
Pearson PLC	1,154	15,773
Prudential PLC	3,590	32,800
Reckitt Benckiser Group PLC	863	43,002
Reed Elsevier PLC	1,728	13,113
Rexam PLC	1,251	5,689
Rio Tinto PLC (Reg.)	1,949	86,194
Rolls-Royce Group PLC	2,638	19,568
Royal & Sun Alliance Insurance Group PLC	4,750	9,452
Royal Bank of Scotland Group PLC (a)	24,048	16,551
Royal Dutch Shell PLC:
Class A (United Kingdom)	5,042	149,583
Class B	3,835	110,437
SABMiller PLC	1,340	35,266
Sage Group PLC	1,869	6,551
Schroders PLC	175	3,160
Scottish & Southern Energy PLC	1,310	23,207
Segro PLC	1,045	6,056
Serco Group PLC	697	5,785
Severn Trent PLC	337	5,265
Smith & Nephew PLC	1,259	11,133
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Smiths Group PLC	555	$ 8,137
Standard Chartered PLC (United Kingdom)	2,859	70,432
Standard Life PLC	3,149	11,271
Tanjong PLC	300	1,327
Tesco PLC	11,243	75,192
Thomas Cook Group PLC	617	2,074
Tomkins PLC	1,255	3,464
TUI Travel PLC	806	3,085
Tullow Oil PLC	1,140	22,217
Unilever PLC	1,826	54,571
United Utilities Group PLC	972	7,030
Vedanta Resources PLC	197	6,769
Vodafone Group PLC	74,655	164,582
Whitbread PLC	251	5,246
Wm Morrison Supermarkets PLC	2,998	13,782
Wolseley PLC (a)	404	8,212
Xstrata PLC	2,712	39,294
TOTAL UNITED KINGDOM		2,893,008
United States of America - 0.1%
Southern Copper Corp.	302	9,513
Synthes, Inc.	84	9,987
TOTAL UNITED STATES OF AMERICA		19,500
TOTAL COMMON STOCKS (Cost $19,581,921)		19,137,933
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	74	2,438
Fresenius SE (non-vtg.)	115	6,686
Henkel AG & Co. KGaA	253	11,526
Porsche Automobil Holding SE	124	9,500
RWE AG (non-vtg.)	55	4,322
Volkswagen AG	150	14,937
TOTAL GERMANY		49,409
Italy - 0.1%
Intesa Sanpaolo SpA	1,329	4,351
Telecom Italia SpA (Risparmio Shares)	8,591	9,488
TOTAL ITALY		13,839
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 0.1%
Hyundai Motor Co. Series 2	50	$ 1,621
LG Electronics, Inc.	25	987
Samsung Electronics Co. Ltd.	29	11,575
TOTAL KOREA (SOUTH)		14,183
Russia - 0.0%
Surgutneftegaz JSC	9,800	4,213
Transneft	2	1,723
TOTAL RUSSIA		5,936
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a)	158,280	260
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $87,043)		83,627
Investment Companies - 0.3%

United States of America - 0.3%
iShares MSCI Brazil Index ETF	200	13,766
iShares MSCI Canada Index ETF	1,700	40,545
TOTAL INVESTMENT COMPANIES (Cost $57,609)		54,311
U.S. Government and Government Agency Obligations - 0.6%
Principal Amount
U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.38% 9/23/10 (d) (Cost $129,577)	$ 130,000	129,640
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e) (Cost $430,638)	430,638	$ 430,638
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $20,286,788)		19,836,149
NET OTHER ASSETS - (0.1)%		(19,454)
NET ASSETS - 100%		$ 19,816,695
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini MSCI EAFE Index Contracts	Dec. 2009	$ 375,975	$ (7,591)
3 CME E-mini MSCI Emerging Markets Index Contracts	Dec. 2009	134,400	(1,040)
TOTAL EQUITY INDEX CONTRACTS		$ 510,375	$ (8,631)
The face value of futures purchased as a percentage of net assets - 2.6%
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,908 or 0.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $104,709.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 133
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 2,898,444	$ -	$ 2,898,444	$ -
United Kingdom	2,893,268	1,436,742	1,456,526	-
France	1,418,447	994,807	423,640	-
Canada	1,326,201	1,326,201	-	-
Australia	1,126,819	752	1,126,067	-
Germany	1,093,422	676,161	417,261	-
Switzerland	1,073,767	710,283	363,484	-
Spain	658,708	185,653	473,055	-
Brazil	657,070	657,070	-	-
Other	6,075,414	2,339,709	3,735,705	-
Investment Companies	54,311	54,311	-	-
U.S. Government and Government Agency Obligations	129,640	-	129,640	-
Money Market Funds	430,638	430,638	-	-
Total Investments in Securities:	$ 19,836,149	$ 8,812,327	$ 11,023,822	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (8,631)	$ (8,631)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (8,631)
Total Value of Derivatives	$ -	$ (8,631)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $909 all of which will expire on October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,856,150)	$ 19,405,511
Fidelity Central Funds (cost $430,638)	430,638
Total Investments (cost $20,286,788)		$ 19,836,149
Cash		358
Receivable for investments sold		3
Receivable for fund shares sold		2,661
Dividends receivable		8,783
Distributions receivable from Fidelity Central Funds		133
Other affiliated receivables		1,783
Total assets		19,849,870

Liabilities
Payable for investments purchased Regular delivery	$ 8,283
Delayed delivery	525
Accrued management fee	4,267
Payable for daily variation on futures contracts	20,100
Total liabilities		33,175

Net Assets		$ 19,816,695
Net Assets consist of:
Paid in capital		$ 20,271,833
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,121
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(459,259)
Net Assets, for 2,029,983 shares outstanding		$ 19,816,695
Net Asset Value, offering price and redemption price per share ($19,816,695 ÷ 2,029,983 shares)		$ 9.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period September 29, 2009 (commencement of operations) to October 31, 2009

Investment Income
Dividends		$ 16,732
Interest		96
Income from Fidelity Central Funds		133
		16,961
Less foreign taxes withheld		(1,485)
Total income		15,476

Expenses
Management fee	$ 4,663
Independent trustees' compensation	5
Total expenses		4,668
Net investment income (loss)		10,808
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,892
Foreign currency transactions	(31,943)
Futures contracts	5,829
Total net realized gain (loss)		(24,222)
Change in net unrealized appreciation (depreciation) on: Investment securities	(450,639)
Assets and liabilities in foreign currencies	11
Futures contracts	(8,631)
Total change in net unrealized appreciation (depreciation)		(459,259)
Net gain (loss)		(483,481)
Net increase (decrease) in net assets resulting from operations		$ (472,673)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period September 29, 2009 (commencement of operations) to October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,808
Net realized gain (loss)	(24,222)
Change in net unrealized appreciation (depreciation)	(459,259)
Net increase (decrease) in net assets resulting from operations	(472,673)
Share transactions Proceeds from sales of shares	20,289,368
Total increase (decrease) in net assets	19,816,695

Net Assets
Beginning of period	-
End of period	$ 19,816,695
Other Information Shares
Sold	2,029,983

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended October 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.01
Net realized and unrealized gain (loss)	(.25)
Total from investment operations	(.24)
Net asset value, end of period	$ 9.76
Total Return B	(2.40)%
Ratios to Average Net Assets D, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,817
Portfolio turnover rate E	- H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 29, 2009 (commencement of operations) to October 31, 2009.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by authorized intermediaries and mutual funds for which Fidelity Management and Research Company (FMR) or an affiliate serves as an investment manager and FMR investment professionals. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 21, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 319,779
Gross unrealized depreciation	(774,019)
Net unrealized appreciation (depreciation)	$ (454,240)

Tax Cost	$ 20,290,389

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (909)
Net unrealized appreciation (depreciation)	$ (462,861)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 5,829	$ (8,631)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 5,829	$ (8,631)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $5,829 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(8,631) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,762,229 and $37,736, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Series Global ex U.S. Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of October 31, 2009, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from September 29, 2009 (commencement of operations) to October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the Custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Global ex U.S. Index Fund as of October 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the period from September 29, 2009 (commencement of operations) to October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

On July 16, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, quality, cost, and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Fidelity Series Global ex U.S. Index Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee, noting that FMR will bear all operating expenses of the fund, except transfer agency fees (which are zero bp), interest, taxes, brokerage commissions, fees and expenses of the independent trustees, and extraordinary expenses. The Board noted that the fund's proposed management fee, even before deducting projected payments by FMR for non-management expenses, is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's net management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of the fund's Advisory Contracts because the fund pays no transfer agency fee and, other than the management fee, FMR pays all other expenses of the fund, with limited exceptions. In connection with its future renewal of the fund's Advisory contracts, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

SGX-ANN-1209
1.899279.100

Item 2. Code of Ethics

As of the end of the period, October 31, 2009, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series Global ex U.S. Index Fund (the "Fund"):

Services Billed by Deloitte Entities

October 31, 2009 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$30,000	$-	$5,600	$-

October 31, 2008 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Series Global ex U.S. Index Fund commenced operations on September 29, 2009.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2009A, B	October 31, 2008A, B
Audit-Related Fees	$685,000	$745,000
Tax Fees	$2,000	$-
All Other Fees	$215,000	$470,000

A Amounts may reflect rounding.

B May include amounts billed prior to the fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2009 A, B	October 31, 2008 A, B
Deloitte Entities	$955,000	$1,385,000

A Amounts may reflect rounding.

B May include amounts billed prior to the fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 29, 2009